Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ (67,028)	$ 3	$ 119,481	$ (186,512)
Beginning balance, shares at Dec. 31, 2013		3,224,000
Common stock issued in connection with early stock option exercises, shares		231,000
Common stock issued in connection with all other stock option exercises	332	$ 1	331
Common stock issued in connection with all other stock option exercises, shares		275,000
Vesting of early exercised stock options	54		54
Common stock repurchased, shares		(2,000)
Stock-based compensation	1,175		1,175
Accretion of preferred stock	(11,301)		(11,301)
Net income (loss)	297			297
Ending balance at Dec. 31, 2014	(76,471)	$ 4	109,740	(186,215)
Ending balance, shares at Dec. 31, 2014		3,728,000
Common stock issued in connection with early stock option exercises, shares		2,000
Common stock issued in connection with all other stock option exercises	$ 530		530
Common stock issued in connection with all other stock option exercises, shares	656,000	654,000
Vesting of early exercised stock options	$ 119		119
Common stock repurchased, shares		(2,000)
Stock-based compensation	1,188		1,188
Accretion of preferred stock	(11,301)		(11,301)
Net income (loss)	900			900
Ending balance at Dec. 31, 2015	(85,035)	$ 4	100,276	(185,315)
Ending balance, shares at Dec. 31, 2015		4,382,000
Common stock issued in connection with early stock option exercises, shares		58,000
Common stock issued in connection with all other stock option exercises	$ 247		247
Common stock issued in connection with all other stock option exercises, shares	168,000	110,000
Vesting of early exercised stock options	$ 91		91
Stock-based compensation	1,417		1,417
Accretion of preferred stock	(6,258)		(6,258)
Conversion of Preferred Stock Warrants Into Common Stock Warrants Initial Public Offering	505		505
Common Stock Issued in Connection with Net Exercises of Common Stock Warrants		55,000
Conversion of preferred stock into common stock at initial public offering	106,084	$ 9	106,075
Conversion of preferred stock into common stock at initial public offering, shares		8,655,000
Issuance of common stock from initial public offering, net of issuance costs	68,511	$ 5	68,506
Issuance of common stock from initial public offering, net of issuance costs, shares		5,520,000
Net cumulative effect adjustment for early adoption of share-based payment guidance to account for forfeitures as they occur			215	(215)
Net income (loss)	(1,776)			(1,776)
Ending balance at Sep. 30, 2016	$ 83,786	$ 18	$ 271,074	$ (187,306)
Ending balance, shares at Sep. 30, 2016		18,780,000